THE ALGER FUNDS

Alger 35 Fund

Supplement dated December 18, 2020 to the

Prospectus and Statement of Additional Information (“SAI”) of the Fund

dated March 1, 2020, as amended and supplemented to date

On December 18, 2020, at a special meeting of shareholders, shareholders of record of Alger 35 Fund (the “Fund”) approved a proposal to amend the investment advisory agreement between Fred Alger Management, LLC (the “Manager”) and The Alger Funds (the “Trust”), on behalf of the Fund, to remove the Fund’s fulcrum fee structure and implement an advisory fee of 0.45% of average daily net assets of the Fund. Because shareholder approval was obtained after October 31, 2020, the fiscal year end of the Fund, shareholders will be charged, through October 31, 2021, an advisory fee of the lesser of (i) 0.45% of average daily net assets of the Fund; and (ii) the fulcrum fee of a minimum of 0.30% if performance matches or falls below the return of the S&P 500 Index, and a maximum of 0.80% if performance exceeds the S&P 500 Index. The advisory fee of 0.45% will become effective on November 1, 2021.

Effective December 18, 2020, the following changes are made to the Fund’s prospectus and SAI, as applicable:

The sections of the Fund’s prospectus entitled “Summary Sections—Alger 35 Fund—Fund Fees and Expenses” and “Summary Sections—Alger 35 Fund—Example” for the Fund’s Class P shares are deleted in their entirety and replaced with the following:

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Alger 35 Fund
Class	P
Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses* (expenses that you pay each year as a percentage of the value of your investment)
Advisory Fees**	0.45%
Other Expenses***	2.07%
Total Annual Fund Operating Expenses	2.52%
Fee Waiver and/or Expense Reimbursement***	(1.97)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.55%

*	The expense information in the table has been restated to reflect a change in advisory fees that was effective on December 18, 2020.
**

The advisory fee paid to Fred Alger Management, LLC (the “Manager”) will be the lesser of (i) an annual rate of 0.45% of the Fund’s average daily net assets; and (ii) a fulcrum fee consisting of a base fee at an annual rate of 0.55% of the Fund’s average daily net assets and a positive or negative performance adjustment of up to an annual rate of 0.25% based upon the Fund’s Class P-2 Shares performance relative to the S&P 500 Index, resulting in a minimum total fee of 0.30% and a maximum total fee of 0.80%.

***

The Manager has contractually agreed to limit the Other Expenses of the Fund so that such expenses never exceed 0.10% of average daily net assets. This commitment is currently expected to remain in place for the life of the

Fund, can only be amended or terminated by agreement of the Board of Trustees of The Alger Funds and the Manager, and will terminate automatically in the event of termination of the Investment Advisory Agreement between the Fund and the Manager. This expense reimbursement arrangement does not include dividend expense on short sales, borrowing costs, interest, taxes, brokerage and extraordinary expenses.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year, that there is no performance adjustment to the advisory fee and that the Fund’s operating expenses remain the same. The one-year example and the first year of the three-, five- and ten-year examples are based on net operating expenses, which reflect the contractual expense limitation agreed to by the Manager. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses whether or not you redeemed your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class P	$56	$176	$307	$689

The sections of the Fund’s prospectus entitled “Summary Sections—Alger 35 Fund—Fund Fees and Expenses” and “Summary Sections—Alger 35 Fund—Example” for the Fund’s Class P-2 shares are deleted in their entirety and replaced with the following:

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Alger 35 Fund
Class	P-2
Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses* (expenses that you pay each year as a percentage of the value of your investment)
Advisory Fees**	0.45%
Other Expenses***
Shareholder Service Fees	0.08%
Miscellaneous Other Expenses	4.13%
Total Other Expenses	4.21%
Total Annual Fund Operating Expenses	4.66%
Fee Waiver and/or Expense Reimbursement***	(3.95)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.71%

*	The expense information in the table has been restated to reflect a change in advisory fees that was effective on December 18, 2020.
**

The advisory fee paid to Fred Alger Management, LLC (the “Manager”) will be the lesser of (i) an annual rate of 0.45% of the Fund’s average daily net assets; and (ii) a fulcrum fee consisting of a base fee at an annual rate of 0.55% of the Fund’s average daily net assets and a positive or negative performance adjustment of up to an annual rate of 0.25% based upon the Fund’s Class P-2 Shares performance relative to the S&P 500 Index, resulting in a minimum total fee of 0.30% and a maximum total fee of 0.80%.

***

The Manager has contractually agreed to limit the Other Expenses of the Fund so that such expenses, excluding sub-transfer agent and shareholder servicing fees estimated at 0.08%, never exceed 0.10% of average daily net assets. This commitment is currently expected to remain in place for the life of the Fund, can only be amended or terminated by agreement of the Board of Trustees of The Alger Funds and the Manager, and will terminate automatically in the event of termination of the Investment Advisory Agreement between the Fund and the Manager. This expense reimbursement arrangement does not include dividend expense on short sales, borrowing costs, interest, taxes, brokerage and extraordinary expenses.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year, that there is no performance adjustment to the advisory fee and that the Fund’s operating expenses remain the same. The one-year example and the first year of the three-, five- and ten-year examples are based on net operating expenses, which reflect the contractual expense limitation agreed to by the Manager. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses whether or not you redeemed your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class P-2	$73	$227	$395	$883

The first paragraph in the section of the Fund’s prospectus entitled “Management and Organization—Manager—Alger 25 Fund and Alger 35 Fund” is deleted in its entirety with respect to the Fund only and replaced with the following:

Effective December 18, 2020, in consideration of the services provided by Alger Management, the Alger 35 Fund will pay Alger Management the lesser of (i) 0.45% of average daily net assets of the Fund; and (ii) a fee (“Management Fee”) that will be composed of a Base Fee (defined below) and a Performance Adjustment (defined below) to the Base Fee calculated for each Performance Period (defined below) based upon the investment performance of the class with the highest expenses, which is currently the Class P-2 Shares (“Measuring Class”) in relation to the investment record of a securities index (“Index”) over the same performance period.

The section of the Fund’s prospectus entitled “Hypothetical Investment Expense Information” is deleted in its entirety, with respect to the Fund only, and replaced with the following:

Hypothetical Investment and Expense Information

Hypothetical investment and expense information, which is not required to be included in this Prospectus by the Securities and Exchange Commission, is presented in the chart below. This information is intended to reflect the annual and cumulative effect of a Fund’s expenses, including investment advisory fees and other Fund costs, on each Fund’s total return over a 10-year period. The example assumes the following:

●	You invest $10,000 in the Fund and hold it for the entire 10-year period;

●	Your investment has a 5% return before expenses each year; and

●	There is no performance adjustment to the management fee of Alger 35 Fund.

There is no assurance that the annual expense ratio will be the expense ratio for any Fund classes for any of the years shown. To the extent that the Manager and any of its affiliates alter any fee waivers and/or expense reimbursements pursuant to a voluntary or contractual arrangement, your actual expenses may be higher or lower. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios. Your actual expenses and returns are likely to differ (higher or lower) from those shown below.

Alger 35 Fund

Class P	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	4.45%	9.10%	13.95%	19.02%	24.32%	29.85%	35.63%	41.67%	47.97%	54.56%
End Investment Balance	$10,445	$10,910	$11,395	$11,902	$12,432	$12,985	$13,563	$14,167	$14,797	$15,456
Annual Expense	$56	$59	$61	$64	$67	$70	$73	$76	$80	$83
Class P-2	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	0.71%	0.71%	0.71%	0.71%	0.71%	0.71%	0.71%	0.71%	0.71%	0.71%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	4.29%	8.76%	13.43%	18.30%	23.37%	28.66%	34.18%	39.94%	45.94%	52.20%
End Investment Balance	$10,429	$10,876	$11,343	$11,830	$12,337	$12,866	$13,418	$13,994	$14,594	$15,220
Annual Expense	$73	$76	$79	$82	$86	$89	$93	$97	$101	$106

The first paragraph in the section of the Fund’s SAI entitled “Management—Investment Manager—Alger 25 Fund and Alger 35 Fund” is deleted in its entirety, with respect to the Fund only, and replaced with the following:

Effective December 18, 2020, as compensation for its services, the Trust has agreed to the pay the Manager an investment advisory fee, accrued daily and payable monthly of the lesser of (i) 0.45% of average daily net assets of the Alger 35 Fund; and (ii) a fulcrum fee, as described below. The advisory fee of 0.45% will become effective on November 1, 2021. Prior to December 18, 2020, the Trust paid the Manager, on behalf of the Alger 35 Fund, the fulcrum fee, as described below.

Fulcrum Fee

In consideration of the services provided by Alger Management, the Alger 35 Fund will pay Alger Management a fee (“Management Fee”) that will be composed of a Base Fee (defined below) and a Performance Adjustment (defined below) to the Base Fee calculated for each Performance Period (defined below) based upon the investment performance of the class with the highest expenses, which is currently the Class P-2 Shares (“Measuring Class”) in relation to the investment record of a securities index (“Index”) over the same performance period.

S-TAF-Instl. 121820

S-TAFSAI 121820